Condensed Consolidated Statements of Comprehensive Loss (Unaudited) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Income Statement [Abstract]
Net Loss Attributable to Iveda Solutions, Inc.	$ (555,011)	$ (828,818)	$ (2,157,487)	$ (2,136,453)
Other Comprehensive Loss
Change in Equity Adjustment from Foreign Currency Translation, Net of Tax	28,701	(32,495)	(26,655)	(54,219)
Comprehensive Loss	$ (526,310)	$ (861,313)	$ (2,184,142)	$ (2,190,672)